Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net income from continuing operations	$ 4,533	$ 18,012
Other comprehensive (loss) income:
Amortization of unrealized pension and postretirement losses, net of tax of $136 and $435, for the years ended December 31, 2019 and 2018, respectively	(1,150)	1,361
Unrealized gain (loss) on investments, net of tax of $505 and $31, for the years ended December 31, 2019 and 2018, respectively	1,754	(607)
Unrealized loss on interest rate swaps, net of tax of $377 and $204, for the years ended December 31, 2019 and 2018, respectively	(1,261)	(682)
Other comprehensive (loss) income	(657)	72
Comprehensive income	3,876	18,084
Amounts attributable to noncontrolling interests	(6,226)	(12,645)
Net loss from discontinued operations	(8,312)	(3,195)
Comprehensive (loss) income attributable to Standard Diversified Inc.	$ (10,662)	$ 2,244